Fair Value Measurements - Schedule of the Fair Value of Venture Linked Notes (Detail) - Venture Linked Notes [Member]	Mar. 31, 2023 shares yr	Feb. 10, 2023 shares yr
Measurement input probability down [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	52.9	52.9
Measurement input probability up [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	47.1	47.1
Measurement input movement down [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	0.87	0.87
Measurement input movement up [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	1.15	1.15
Measurement input risky rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	26.6	25.6
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	3.7	3.9
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	67.5	67.5
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	0	0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs | shares	1.36	8.58
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs | yr	4.9	5